Commitments, contingencies and guarantees - Disclosure of Future Minimum Lease Payments Under Non-Cancellable Operating Leases (Details)	Sep. 30, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	$ 706,140,000
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	167,471,000
Between one and two years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	141,569,000
Between two and five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	279,088,000
Beyond five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	$ 118,012,000